UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexander Capital Management Group, LLC
Address: 1099 18th Street, Suite 2810
         Denver, CO  80202

13F File Number:  28-11324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott T. Farrar
Title:     Chief Operating Officer / Chief Compliance Officer
Phone:     303-298-1858

Signature, Place, and Date of Signing:

      /s/ Scott T. Farrar     Denver, CO     April 21, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     63

Form13F Information Table Value Total:     $345,291 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     7849   184811 SH       SOLE                   184811        0        0
ALTRIA GROUP INC               COM              02209S103      909    12835 SH       SOLE                    12835        0        0
AMERICAN PWR CONVERSION CORP   COM              029066107     7515   325204 SH       SOLE                   325204        0        0
APPLERA CORP                   COM AP BIO GRP   038020103     7941   292605 SH       SOLE                   292605        0        0
APPLIED MATLS INC              COM              038222105     9092   519224 SH       SOLE                   519224        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     9267   202860 SH       SOLE                   202860        0        0
BAKER HUGHES INC               COM              057224107      321     4700 SH       SOLE                     4700        0        0
BAXTER INTL INC                COM              071813109    10078   259665 SH       SOLE                   259665        0        0
BOSTON BEER INC                CL A             100557107      349    13428 SH       SOLE                    13428        0        0
BP PLC                         SPONSORED ADR    055622104     7458   108176 SH       SOLE                   108176        0        0
BRANDYWINE RLTY TR             SH BEN INT NEW   105368203      487    15335 SH       SOLE                    15335        0        0
BURLINGTON COAT FACTORY        COM              121579106      391     8599 SH       SOLE                     8599        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104      292     3500 SH       SOLE                     3500        0        0
CAPITAL ONE FINL CORP          COM              14040H105      354     4400 SH       SOLE                     4400        0        0
CISCO SYS INC                  COM              17275R102     9860   455020 SH       SOLE                   455020        0        0
CITIGROUP INC                  COM              172967101     8302   175772 SH       SOLE                   175772        0        0
COBIZ INC                      COM              190897108     2381   115573 SH       SOLE                   115573        0        0
COOPER INDS LTD                CL A             G24182100      261     3000 SH       SOLE                     3000        0        0
COSTCO WHSL CORP NEW           COM              22160K105     9450   174492 SH       SOLE                   174492        0        0
CVS CORP                       COM              126650100    11872   397445 SH       SOLE                   397445        0        0
DELL INC                       COM              24702R101      459    15416 SH       SOLE                    15416        0        0
DOW CHEM CO                    COM              260543103     6263   154251 SH       SOLE                   154251        0        0
EXXON MOBIL CORP               COM              30231G102      996    16372 SH       SOLE                    16372        0        0
FASTENAL CO                    COM              311900104      214     4510 SH       SOLE                     4510        0        0
GENERAL ELECTRIC CO            COM              369604103    13072   375844 SH       SOLE                   375844        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      381     2425 SH       SOLE                     2425        0        0
HALLIBURTON CO                 COM              406216101    10302   141081 SH       SOLE                   141081        0        0
HEWLETT PACKARD CO             COM              428236103    14839   451042 SH       SOLE                   451042        0        0
HOME DEPOT INC                 COM              437076102     8795   207908 SH       SOLE                   207908        0        0
HONEYWELL INTL INC             COM              438516106    10973   256569 SH       SOLE                   256569        0        0
INTEL CORP                     COM              458140100     7741   397814 SH       SOLE                   397814        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      228     2762 SH       SOLE                     2762        0        0
ISHARES TR                     S&P 500 INDEX    464287200     2801    21560 SH       SOLE                    21560        0        0
JOHNSON & JOHNSON              COM              478160104      424     7155 SH       SOLE                     7155        0        0
JOHNSON CTLS INC               COM              478366107      585     7700 SH       SOLE                     7700        0        0
JP MORGAN CHASE & CO           COM              46625H100    10066   241744 SH       SOLE                   241744        0        0
LEHMAN BROS HLDGS INC          COM              524908100    10515    72755 SH       SOLE                    72755        0        0
MERRILL LYNCH & CO INC         COM              590188108     9565   121445 SH       SOLE                   121445        0        0
MONSANTO CO NEW                COM              61166W101      339     4000 SH       SOLE                     4000        0        0
NASDAQ 100 TR                  UNIT SER 1       631100104      201     4800 SH       SOLE                     4800        0        0
NORTHROP GRUMMAN CORP          COM              666807102    10378   151973 SH       SOLE                   151973        0        0
OFFICE DEPOT INC               COM              676220106    16581   445240 SH       SOLE                   445240        0        0
PALL CORP                      COM              696429307    12944   415010 SH       SOLE                   415010        0        0
PEPSICO INC                    COM              713448108      805    13938 SH       SOLE                    13938        0        0
PROCTER & GAMBLE CO            COM              742718109      645    11196 SH       SOLE                    11196        0        0
QUALCOMM INC                   COM              747525103      387     7645 SH       SOLE                     7645        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      221     3547 SH       SOLE                     3547        0        0
SPDR TR                        UNIT SER 1       78462F103      954     7350 SH       SOLE                     7350        0        0
STATE STR CORP                 COM              857477103      266     4400 SH       SOLE                     4400        0        0
TEXAS INSTRS INC               COM              882508104    13353   411236 SH       SOLE                   411236        0        0
TIME WARNER INC                COM              887317105     9654   574979 SH       SOLE                   574979        0        0
UNITED TECHNOLOGIES CORP       COM              913017109    10372   178916 SH       SOLE                   178916        0        0
US BANCORP DEL                 COM NEW          902973304      502    16468 SH       SOLE                    16468        0        0
V F CORP                       COM              918204108     7703   135370 SH       SOLE                   135370        0        0
VULCAN MATLS CO                COM              929160109      235     2715 SH       SOLE                     2715        0        0
WAL MART STORES INC            COM              931142103      223     4725 SH       SOLE                     4725        0        0
WATERS CORP                    COM              941848103     6862   159025 SH       SOLE                   159025        0        0
WELLS FARGO & CO NEW           COM              949746101     9826   153848 SH       SOLE                   153848        0        0
WEYERHAEUSER CO                COM              962166104      217     3000 SH       SOLE                     3000        0        0
WHIRLPOOL CORP                 COM              963320106    12807   140014 SH       SOLE                   140014        0        0
WYETH                          COM              983024100      725    14950 SH       SOLE                    14950        0        0
XILINX INC                     COM              983919101     7766   305011 SH       SOLE                   305011        0        0
ZIMMER HLDGS INC               COM              98956P102     8677   128355 SH       SOLE                   128355        0        0